GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Apr. 08, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 21, 2013	Dec. 31, 2014
Fiber Company [Member]
Business Acquisition [Line Items]
Net assets (including cash of $411)	$ 821
Intangible assets	2,050
Deferred tax assets	474				474
Deferred tax liabilities	(819)				(819)
Goodwill	1,760				1,760
Total purchase price	4,286
Cash	411
Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Net assets (including cash of $411)				(112)
Intangible assets				1,166
Deferred tax liabilities		(175)		(175)
Goodwill		3,181		3,181
Total purchase price				4,060
Cash				$ 167